Cost Optimization Programs - Schedule of Company's Cost Optimization Charge (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013
Cost of sales
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	$ 103	$ 96
Research and Development
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	76	27
Selling, marketing and administration
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	333	97
Cost Optimization and Resource Efficiency Program
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	$ 512	$ 220